UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                                811-07738
                                Montana Tax-Free Fund

                                (Exact name of registrant as specified in charter)

Address of Registrant:                                1 Main Street North
                                Minot, ND 58703

Name and address of agent for service:                                Brenda Sem
                                1 Main Street North
                                Minot, ND 58703

Registrant's telephone number, including area code: (701) 852-5292

Date of fiscal year end: December 31, 2005

Date of reporting period: June 30, 2005

Item 1.    Reports to Stockholders.

Dear Shareholder:

Enclosed is the semi-annual report of operations of the Montana Tax-Free Fund, Inc. (the "Fund"), for the six months ended June 30, 2005. The Fund's portfolio and related financial statements are presented within for your review.

The central theme of the 1990s economy was its ability to grow without aggravating inflation. Falling interest rate yields, declining unemployment, lack of recessions, a persistently rising stock market and a surplus government budget were a direct outcome of this period. Since inflation continued to decline, interest rates moved lower. The Federal Reserve never had to tighten aggressively since inflationary pressures never became overwhelming.

Today, after more than 20 years of growing without any major inflationary episode, the 10-year Treasury bond yield has languished around 4 percent despite two years of solid real GDP growth, a record-setting surge in oil prices, a 75 percent advance in industrial commodity prices and a booming housing market.

This may also explain why the Federal Reserve has proclaimed it can be "patient" and "measured" in its approach to raising rates, despite the fact they have raised the federal funds target rate from a four-decade low of 1% to 3.25% at the end of June.

While rising interest rates are generally troublesome for longer-term fixed income securities, since bond prices decline as rates are expected to rise, longer-term yields have fallen during the period as the 10-year Treasury bond yield ended the period at 3.92% after beginning the year at 4.30%. This "conundrum" as Federal Reserve Chairman Alan Greenspan refers to it can be attributed to massive Asian and oil producing nations buying dollar denomination assets, i.e. government bonds.

Given our concerns that inflationary trends are growing and the Federal Reserve will continue to be accommodative, our strategy is to focus on bonds with higher coupons, maintaining a lower average maturity life and a short position in U.S. Treasury futures. Although this conservative strategy, at times, limits the Fund's full participation in market rallies, it preserves principal in market downturns.

The Montana Tax-Free Fund A shares began the period at $8.68 per share and ended the period at $8.35 per share for a total return of (1.83)% (without sales charge). The Montana Tax-Free Fund B shares began the period at $8.65 and ended the period at $8.33 for a total return of (1.97)% (without CDSC). This compares to the Lehman Brothers Municipal Bond Index's return of 2.91% for the period.

An important part of the Fund's strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues. Credit quality for the period was AAA 52%, AA 5%, A 33% and BBB 10%.

Income exempt from federal and Montana state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, visit our website at http://www.integrityfunds.com/ for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team.

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise.

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's Web site at http://www.integrityfunds.com. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR. The annual and semiannual reports are filed electronically with the SEC and are delivered to the Fund shareholders. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and the information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also access this information from Integrity's website at http://www.integrityfunds.com.

June 30, 2005 (Unaudited)

PERFORMANCE AND COMPOSITION

PORTFOLIO QUALITY RATINGS

(Based on Total Long-Term Investments)

AAA	52.1%
AA	5.5%
A	32.7%
BBB	9.7

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. ("Integrity Money Management" or "Adviser"), the investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS

(As a % of Net Assets)

H-Health	31.9%
S-School	28.2%
I-Industrial	17.8%
H-Housing	11.9%
O-Other	10.2%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are subject to change.

June 30, 2005 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending June 30, 2005
Montana Tax-Free Fund				Since Inception
Class B Shares	1 year	5 year	10 year	(August 12, 1993)
Without CDSC	(1.65%)	1.81%	*N/A	3.07%
With CDSC (4% max)	(5.45%)	1.81%	*N/A	3.07%

				Since Inception
Lehman Brothers Municipal Bond Index	1 year	5 year	10 year	(August 12, 1993)
	8.24%	6.87%	N/A	6.00%

	For periods ending June 30, 2005
Montana Tax-Free Fund				Since Inception
Class A Shares	1 year	5 year	10 year	(January 7, 2000)
Without Sales Charge	(1.26%)	2.28%	N/A	2.46%
With Sales Charge (4.25%)	(5.44%)	1.40%	N/A	1.66%

				Since Inception
Lehman Brothers Municipal Bond Index	1 year	5 year	10 year	(January 7, 2000)
	8.24%	6.87%	N/A	7.11%

*Class B shares are automatically converted to Class A shares after 8 years.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

June 30, 2005 (Unaudited)

COMPARATIVE INDEX GRAPH (INSERT HERE)

Comparison of change in value of a $10,000 investment in the Montana Tax-Free Fund and the Lehman Brothers Municipal Bond Index

Class B Shares			Class A Shares
	Montana Tax-Free Fund w/o CDSC*	Lehman Brothers Municipal Bond Index		Montana Tax-Free Fund w/o Sales Charge	Montana Tax-Free Fund w/Max Sales Charge	Lehman Brothers Municipal Bond Index
08/12/1993	$10,000	$10,000	01/07/2000	$10,000	$9,575	$10,000
1993	$10,268	$10,363	2000	$10,975	$10,513	$11,169
1994	$10,093	$9,827	2001	$11,556	$11,070	$11,743
1995	$11,390	$11,543	2002	$11,419	$10,938	$12,870
1996	$12,019	$12,055	2003	$11,555	$11,069	$13,555
1997	$12,736	$13,164	2004	$11,640	$11,150	$14,161
1998	$13,201	$14,018	06/30/05	$11,428	$10,947	$14,572
1999	$12,896	$13,728
2000	$14,052	$15,333
2001	$14,701	$16,120
2002	$14,489	$17,668
2003	$14,584	$18,608
2004	$14,616	$19,439
06/30/05	$14,329	$20,005

*Had CDSC been included, performance would have been lower.

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Montana municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

June 30, 2005 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 3, 2005, to June 30, 2005.

The example illustrates your fund's costs in two ways:

Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/03/05	Ending Account Value 06/30/05	Expenses Paid During Period*
Actual
Class A	$1,000.00	$981.70	$4.95
Class B	$1,000.00	$980.30	$7.43
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,025.00	$5.06
Class B	$1,000.00	$1,017.50	$7.57

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.00% for Class A and 1.50% for Class B), multiplied by the average account value over the period, multiplied by 180/360 days. Class A's ending account value in the "Actual" section of the table is based on its actual total return of (1.83)% for the six-month period of January 3, 2005, to June 30, 2005. Class B's ending account value in the "Actual" section of the table is based on its actual total return of (1.97)% for the six-month period of January 3, 2005, to June 30, 2005.

June 30, 2005 (Unaudited)

MANAGEMENT OF THE FUND

The Board of the Fund consists of five Directors. These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the eight series of The Integrity Funds. Three Directors (60% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the "independent" Directors. Two of the remaining three Directors and/or Officers are "interested" by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Directors of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Director and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT DIRECTORS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 27th Street NW Minot, ND 58703 84	Director	Since December 1994	Retired; Attorney; Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004) Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios and The Integrity Funds (since September 2003); and Director, First Western Bank & Trust (until May 2002).	17	None
Orlin W. Backes 15 2nd Ave., SW Ste. 305 Minot, ND 58701 70	Director	Since April 1995	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios and The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	17	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S. Broadway Suite 15 Minot, ND 58701 57	Director	Since January 1999	Attorney, Maxson Law Office (since November 2002), Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); and Trustee, Integrity Managed Portfolios and The Integrity Funds (since May 2003).	17	None

*The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds.

Directors and officers of the Funds serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund's Directors and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

The Interested Directors and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Director and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Peter A. Quist 1 Main Street North Minot, ND 58703 71	Director, Vice President and Secretary	Since Inception

Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Funds Distributor, Inc., Vice President and Secretary, Integrity Managed Portfolios and The Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).

				3	None
**Robert E. Walstad 1 Main Street North Minot, ND 58703 60	Director, Chairman, President	Since Inception

Director (since September 1987), President (September 1987 to October 2001 and September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds Inc., (September 1998 to June 2003); Trustee, Chairman and President (since January 1996), and Treasurer (until May 2004), Integrity Managed Portfolios; Trustee, Chairman and President (since May 2003) and Treasurer (May 2003 to May 2004), The Integrity Funds; Director, President, CEO, and Treasurer, Integrity Funds Distributor, Inc. (January 1996 to August 2003);Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001- October to June 2003), ARM Securities Corporation; Director, Chairman, Capital Financial Services, Inc. (since January 2002).

				17	Director, Capital Financial Services, Inc.
Brent M. Wheeler 1 Main Street North Minot, ND 58703 34	Treasurer	Since May 2004	Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since May 2004), Integrity Managed Portfolios and The Integrity Funds.	NA	Minot State University Alumni Association

* The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds.

** Directors who are "interested persons" of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and/or directors of the Fund's Investment Adviser and Principal Underwriter.

Directors and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund's Directors and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

Schedule of Investments June 30, 2005 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets.	Rating Moody's/ S&P	Coupon Rate	Maturity	Principal Amount	Market Value
MONTANA MUNICIPAL BONDS (89.7%)

#Billings, MT (West Park Village) Multifamily Hsg. Devl. Ref. Rev. GNMA	Aaa/AAA	5.550%	12/01/2032	$2,500,000	$2,570,850
Broadwater Cty., MT School Dist. #001 (Townsend) AMBAC	Aaa/AAA	5.100	07/01/2018	250,000	274,102
Broadwater Cty., MT School Dist. #001 (Townsend) G.O. AMBAC	Aaa/AAA	5.150	07/01/2020	320,000	345,050
Broadwater Cty., MT School Dist. #001 (Townsend) G.O. AMBAC	Aaa/AAA	5.200	07/01/2021	270,000	292,839
Columbia Falls, MT School Dist. #6 (Flathead Cty.) G.O. FSA	Aaa/AAA	5.700	07/01/2020	815,000	900,542
Forsyth, MT (Montana Power) Pollution Control Rev. MBIA	Aaa/AAA	5.900	12/01/2023	600,000	607,500
*Forsyth, MT (Montana Power) Pollution Control Rev. MBIA	Aaa/AAA	6.125	05/01/2023	1,480,000	1,483,700
#Forsyth, MT (Montana Power) Pollution Control Rev. Ref. AMBAC	Aaa/AAA	6.125	05/01/2023	2,250,000	2,255,625
Forsyth, MT (Montana Power) Pollution Control Rev. Ref. AMBAC	Aaa/AAA	5.900	12/01/2023	620,000	627,750
Lewis & Clark Cty, MT High School District #1 FSA	Aaa/AAA	5.500	07/01/2014	165,000	170,320
Missoula Cty, MT School Dist. #001 (Missoula) G.O.	A-1/NR	5.500	07/01/2020	150,000	165,024
Montana St. Board of Regents (University of MT) MBIA	Aaa/AAA	5.750	05/15/2024	300,000	337,170
Montana St. Board of Regents (University of MT) MBIA	Aaa/AAA	6.000	05/15/2019	250,000	284,857
Montana State (Water Pollution Control) Revolving Fund Program G.O.	Aa-3/AA-	5.600	07/15/2020	170,000	188,122
Montana State (Water Pollution Control) Revolving Fund Program G.O.	Aa-3/AA-	5.600	07/15/2020	240,000	265,584
MT Board of Hsg., Multifamily Mrtge. FHA	Aa-1/NR	6.150	08/01/2026	450,000	471,141
MT Board of Hsg., Single Family Mrtge.	Aa/AA+	6.150	06/01/2030	210,000	215,876
MT Board of Hsg., Single Family Program	Aa-1/AA+	6.400	12/01/2027	70,000	71,778
MT Board of Hsg., Single Family Program	Aa/AA+	5.950	12/01/2027	275,000	287,606
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj. - Cmnty. Med. Ctr.	A/NR	5.100	12/01/2018	250,000	262,377
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj. - Cmnty. Med. Ctr.	A/NR	5.125	12/01/2019	250,000	266,335
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj. - Cmnty. Med. Ctr.	A/NR	5.150	12/01/2020	250,000	261,585
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj. - Cmnty. Med. Ctr.	A/NR	5.200	12/01/2021	250,000	262,772
MT Hgr. Educ. Student Assistance Corp. Rev.	A/NR	5.500	12/01/2031	2,435,000	2,539,048
MT Hgr. Educ. Student Assistance Corp. Rev.	A/NR	6.400	12/01/2032	1,250,000	1,333,100
MT Hlth. Facs. Auth. (Alternatives Inc.) Prerelease Ctr. Rev.	NR/BBB+	5.600	10/01/2017	750,000	762,398
MT Hlth. Facs. Auth. (Big Horn Hosp. - Hardin) Rev.	A/NR	5.100	02/01/2018	300,000	301,500
MT Hlth. Facs. Auth. (Boyd Andrew Prj.) Pre Release Center	NR/BBB+	6.300	10/01/2020	795,000	869,158
MT Hlth. Facs. Auth. (Bozeman Deaconess) Rev. Ref.	NR/A+	5.000	06/01/2018	1,000,000	1,039,610
MT Hlth. Facs. Auth. (Lewis & Clark Nursing Home) Rev.	A/NR	5.100	02/01/2018	350,000	351,750
MT Hlth. Facs. Auth. (Lewis & Clark Office Proj.) Rev.	A/NR	5.100	02/01/2018	150,000	150,750
*MT Hlth. Facs. Auth. (Marcus Daly Memorial) Rev.	A/NR	6.000	08/01/2020	1,400,000	1,532,216
MT Hlth. Facs. Auth. (Master Loan Program) Rev.	A/NR	6.400	10/01/2014	450,000	466,218
MT Hlth. Facs. Auth. (Northern MT Care Ctr.-Havre) Rev.	Baa-3/NR	6.350	09/01/2015	1,000,000	1,031,920
*MT Hlth. Facs. Auth. (Providence Services) MBIA	Aaa/AAA	5.375	12/01/2025	1,300,000	1,402,050
MT Hlth. Facs. Auth. (Providence Services) MBIA	Aaa/AAA	5.450	12/01/2026	100,000	108,580
MT Hlth. Facs. Auth. (State Hospital) Hlth. Care Rev. AMBAC	Aaa/NR	5.000	06/01/2022	600,000	628,356
MT State Univ. Rev. MBIA	Aaa/AAA	5.375	11/15/2021	95,000	98,305
*MT State Univ. Rev. MBIA	Aaa/AAA	5.625	11/15/2025	810,000	843,259
*MT State Univ. Rev. MBIA	Aaa/AAA	5.625	11/15/2025	190,000	197,068
Phillips Cty., MT Eastern School Dist. #14 School Bldg. G.O. MBIA	Aaa/AAA	5.600	07/01/2015	145,000	152,217
Phillips Cty., MT Eastern School Dist. #14 School Bldg. G.O. MBIA	Aaa/AAA	5.600	07/01/2016	155,000	163,705
Phillips Cty., MT Eastern School Dist. #14 School Bldg. G.O. MBIA	Aaa/AAA	5.600	07/01/2017	165,000	173,936
Phillips Cty., MT High School Dist. #A School Bldg. G.O. MBIA	Aaa/AAA	5.600	07/01/2015	290,000	304,375

TOTAL MONTANA MUNICIPAL BONDS (COST: $26,174,694)					$27,318,024

SHORT-TERM SECURITIES (3.5%)				Shares
Wells Fargo Advantage National Tax-Free Money Market				1,070,000	$1,070,000
Goldman Sachs Financial Square Money Market				6,323	6,323
TOTAL SHORT-TERM SECURITIES (COST: $1,076,323)					$1,076,323

TOTAL INVESTMENTS IN SECURITIES (COST: $27,251,017)					$28,394,347
OTHER ASSETS LESS LIABILITIES					2,052,339

NET ASSETS					$30,446,686

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

FOOTNOTE: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2005 (Unaudited)

Statement of Assets and Liabilities June 30, 2005

ASSETS
Investments in securities, at value (cost: $27,251,017)	$28,394,347
Security sales receivable	1,476,207
Accrued dividends receivable	1,318
Accrued interest receivable	305,640
Variation margin on futures	574,875
Prepaid expenses	5,241

Total Assets	$30,757,628

LIABILITIES
Dividends payable	$104,486
Accrued expenses	53,866
Payable for fund shares redeemed	152,590

Total Liabilities	$310,942

NET ASSETS	$30,446,686

Net assets are represented by:
Capital stock outstanding, at par	$3,652
Additional paid-in capital	39,370,519
Accumulated undistributed net realized gain (loss) on investments	(8,686,830)
Accumulated undistributed net realized gain (loss) on futures	(1,172,929)
Accumulated undistributed net investment income	297
Unrealized appreciation on investments	1,143,330
Unrealized depreciation on futures	(211,353)
Total amount representing net assets applicable to
3,651,563 outstanding shares of $.001 par value
common stock (200,000,000 shares authorized)	$30,446,686

Net Assets Consist of:
Class A	$13,836,385
Class B	$16,610,301
Total Net Assets	$30,446,686

Shares Outstanding:
Class A	1,656,682
Class B	1,994,881

Net Asset Value per share:
Class A	$8.35
Class A - offering price (based on sales charge of 4.25%)	$8.72
Class B	$8.33

The accompanying notes are an integral part of these financial statements.

Statement of Operations For the six months ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Interest	$868,089
Dividends	9,882
Total Investment Income	$877,971

EXPENSES
Investment advisory fees	$104,241
Distribution (12b-1 fees) - Class A	17,560
Distribution (12b-1 fees) - Class B	77,426
Transfer agent fees	26,111
Accounting service fees	23,687
Legal fees	4,149
Custodian fees	2,852
Reports to shareholders	2,613
Directors fees	1,671
Transfer agent out-of-pocket	1,300
Professional fees	5,601
Registration and filing fees	329
Insurance fees	759
Audit fees	3,109
Total expenses	$271,408
Less expenses waived or absorbed by the Fund's manager	(46,682)
Total Net Expenses	$224,726

NET INVESTMENT INCOME (LOSS)	$653,245

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
Net realized gain (loss) from:
Investment transactions	$196,508
Futures transactions	(1,197,487)
Net change in unrealized appreciation (depreciation) of:
Investments	(111,349)
Futures	(186,795)
Net Realized and Unrealized Gain (Loss) on Investments and Futures	$(1,299,123)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(645,878)

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2005

Statement of Changes in Net Assets

For the six months ended June 30, 2005, and the year ended December 31, 2004

	For The Six Months Ended June 30, 2005 (Unaudited)	For The Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$653,245	$1,601,590
Net realized gain (loss) on investment and futures transactions	(1,000,979)	(821,289)
Net change in unrealized appreciation (depreciation) on investments and futures	(298,144)	(672,821)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(645,878)	$107,480

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A ($.17 and $.36, respectively)	$(285,239)	$(556,042)
Class B ($.15 and $.32, respectively)	(367,709)	(1,044,966)
Distributions from net realized gain on investment and futures transactions:
Class A ($.00 and $.00, respectively)	0	0
Class B ($.00 and $.00, respectively)	0	0
Total Dividends and Distributions	$(652,948)	$(1,601,008)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares:
Class A	$63,952	$483,883
Class B	29,190	257,674
Proceeds from reinvested dividends:
Class A	175,657	345,647
Class B	257,594	738,569
Cost of shares redeemed:
Class A	(2,122,722)	(2,793,860)
Class B	(4,172,193)	(8,362,594)
Exchanges to/from related Fund classes:
Class A	1,956,638	4,552,379
Class B	(1,956,638)	(4,552,379)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(5,768,522)	$(9,330,681)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(7,067,348)	$(10,824,209)

NET ASSETS, BEGINNING OF PERIOD	37,514,034	48,338,243

NET ASSETS, END OF PERIOD	$30,446,686	$37,514,034
Undistributed Net Investment Income	$297	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements June 30, 2005 (Unaudited)

Note 1. ORGANIZATION

Montana Tax-Free Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund incorporated under the laws of the State of North Dakota on April 15, 1993, and commenced operations on August 12, 1993. The Fund's objective is to provide as high a level of current income exempt from federal and Montana income taxes as is consistent with preservation of capital. The Fund will seek to achieve this by investing primarily in a portfolio of Montana tax-exempt securities.

All shares existing prior to January 7, 2000, the commencement date of Class A shares, were classified as Class B shares. Class B shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% on an annual basis, and a Contingent Deferred Sales Charge that decreases depending on how long the shares have been held. Class A shares are sold with an initial sales charge of 4.25% and a distribution fee of up to 0.25% on an annual basis. The two classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and have exclusive voting rights with respect to any matter on which a separate vote of any class is required. Class B shares automatically convert to A shares on the 15th of the month or the next business day following the eighth anniversary of issuance.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Directors and includes consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Federal and state income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. Distributions during the year ended December 31, 2004 were characterized as tax-exempt for tax purposes.

The tax character of distributions paid was as follows:

	December 31, 2004	December 31, 2003
Tax-exempt income	$1,601,008	$2,169,564
Ordinary income	0	0
Long-term capital gains	0	0
Total	$1,601,008	$2,169,564

The Fund has unexpired capital loss carryforwards for tax purposes as of December 31, 2004, totaling $8,883,338, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended December 31 as shown in the table below.

Year	Unexpired Capital Losses
2005	$287,852
2006	573,646
2007	0
2008	983,415
2009	0
2010	2,483,727
2011	3,714,786
2012	839,912

For the year ended December 31, 2004, the Fund did not make any permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Multiple class allocations - The Fund simultaneously uses the settled shares method to allocate income and fund-wide expenses and uses the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2005, distribution fees were the only class-specific expenses.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year. Net investment income, other than distribution fees, are allocated daily to each class of shares based upon the settled shares of each class.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

At June 30, 2005, the Fund had outstanding futures contracts to sell debt securities as follows:

Contracts to Sell	Expiration Date	Number of Futures Contracts	Valuation as of June 30, 2005	Unrealized Appreciation (Depreciation)
U.S. Treasury Bonds	09/05	146	$574,875	($211,353)

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications - Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3. CAPITAL SHARE TRANSACTIONS

As of June 30, 2005, there were 200,000,000 shares of $.001 par value authorized; 3,651,563 and 4,330,598 shares were outstanding at June 30, 2005, and December 31, 2004, respectively.

Transactions in capital shares were as follows:

	Class A Shares		Class B Shares
	For The Six Months Ended June 30, 2005 (Unaudited)	For The Year Ended December 31, 2004	For The Six Months Ended June 30, 2005 (Unaudited)	For The Year Ended December 31, 2004
Shares sold	7,394	54,617	3,401	29,241
Shares issued on reinvestment of dividends	20,452	39,237	30,081	83,979
Shares redeemed	(248,511)	(317,252)	(491,210)	(951,582)
Shares exchanged to Class A	0	0	(230,610)	(517,844)
Shares exchanged from Class B	229,968	516,302	0	0
Net increase (decrease)	9,303	292,904	(688,338)	(1,356,206)

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund's investment adviser; Integrity Funds Distributor, Inc. ("Integrity Funds Distributor"), the Fund's underwriter; and Integrity Fund Services, Inc. ("Integrity Fund Services"), the Fund's transfer and accounting services agent; are subsidiaries of Integrity Mutual Funds, Inc. ("Company"), the Fund's sponsor.

The Advisory Agreement provides for fees to be computed at an annual rate of 0.60% of the Fund's average daily net assets. The Fund has recognized $57,559 of investment advisory fees after a partial waiver for the six months ended June 30, 2005. The Fund has a payable to Integrity Money Management of $7,572 at June 30, 2005, for investment advisory fees. Certain officers and Directors of the Fund are also officers and Directors of the Adviser.

The Adviser may voluntarily waive fees or reimburse expenses not required under the advisory contract from time to time. Accordingly, after fee waivers and expense reimbursements, the Fund's actual total annual operating expenses for Class B shares was 1.45% for the fiscal year ended December 31, 2004. Accordingly, after fee waivers and expense reimbursements, the Fund's actual total annual operating expenses for Class A were 0.95% for the fiscal year ended December 31, 2004.

Principal Underwriter and Shareholder Services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses." Class B currently pays an annual distribution fee of up to 0.75% of the average daily net assets of the class. Class A currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly.

During the six months ended June 30, 2005, amounts paid or accrued to Integrity Funds Distributor and fees waived, if any, pursuant to Class A and Class B Distribution Plans were as follows:

	12b-1 Fees Charged	12b-1 Fees Waived
Class A Shares	$17,560	$0
Class B Shares	$77,426	$0

Integrity Fund Services provides shareholder services for a fee that varies according to the size of the Fund and is reimbursed for out-of-pocket expenses. An additional fee with a minimum of $500 per month is charged for each additional share class. The Fund has recognized $26,111 of transfer agency fees for the six months ended June 30, 2005. The Fund has a payable to Integrity Fund Services of $4,081 at June 30, 2005, for transfer agency fees. Integrity Fund Services also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. An additional fee with a minimum of $500 per month is charged for each additional share class. The Fund has recognized $23,687 of accounting service fees for the six months ended June 30, 2005. The Fund has a payable to Integrity Fund Services of $3,825 at June 30, 2005, for accounting service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $274,405and $8,008,467, respectively, for the six months ended June 30, 2005.

Note 6. INVESTMENT IN SECURITIES

At June 30, 2005, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $27,251,017. The net unrealized appreciation of investments based on the cost was $1,143,330, which is comprised of $1,144,369 aggregate gross unrealized appreciation and $1,039 aggregate gross unrealized depreciation.

Financial Highlights

Selected per share data and ratios for the period indicated

Class A Shares

	For The Six Months Ended June 30, 2005 (Unaudited)	For The Year Ended December 31, 2004	For The Year Ended December 31, 2003	For The Year Ended December 31, 2002	For The Year Ended December 31, 2001	For the Period Since Inception (January 7, 2000) Thru December 29, 2000
NET ASSET VALUE, BEGINNING OF PERIOD	$8.68	$8.98	$9.27	$9.81	$9.75	$9.33

Income from Investment Operations:
Net investment income	$.17	$.36	$.40	$.43	$.45	$.46
Net realized and unrealized gain (loss) on investment and futures transactions	(.33)	(.30)	(.29)	(.54)	.06	.42
Total Income (Loss) From Investment Operations	$(.16)	$.06	$.11	$(.11)	$.51	$.88

Less Distributions:
Dividends from net investment income	$(.17)	$(.36)	$(.40)	$(.43)	$(.45)	$(.46)
Distributions from net realized gains	.00	.00	.00	.00	.00	.00
Total Distributions	$(.17)	$(.36)	$(.40)	$(.43)	$(.45)	$(.46)

NET ASSET VALUE, END OF PERIOD	$8.35	$8.68	$8.98	$9.27	$9.81	$9.75

Total Return	(3.65%)(A)(C)	0.73%(A)	1.19%(A)	(1.19%)(A)	5.30%(A)	9.75%(A)

RATIO/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$13,836	$14,297	$12,165	$7,264	$3,537	$105
Ratio of net expenses (after expense assumption) to average net assets	1.00%(B)(C)	0.95%(B)	0.95%(B)	0.95%(B)	0.94%(B)	0.93%(B)
Ratio of net investment income to average net assets	4.06%(C)	4.12%	4.34%	4.45%	4.39%	4.69%
Portfolio turnover rate	0.85%	0.00%	9.19%	6.26%	12.33%	7.05%

(A) Excludes maximum sales charge of 4.25%.

(B) During the periods indicated above, the Company assumed/waived expenses of $18,966, $34,905, $18,886, $10,332, $2,028, and $86, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.27%, 1.21%, 1.15%, 1.12%, 1.11%, and 1.11%, respectively.

(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected per share data and ratios for the period indicated

Class B Shares

	For The Six Months Ended June 30, 2005 (Unaudited)	For The Year Ended December 31, 2004	For The Year Ended December 31, 2003	For The Year Ended December 31, 2002	For The Year Ended December 31, 2001	For The Year Ended December 29, 2000
NET ASSET VALUE, BEGINNING OF PERIOD	$8.65	$8.95	$9.25	$9.78	$9.75	$9.36

Income from Investment Operations:
Net investment income	$.15	$.32	$.36	$.39	$.41	$.42
Net realized and unrealized gain (loss) on investment and futures transactions	(.32)	(.30)	(.30)	(.53)	.03	.39
Total Income (Loss) From Investment Operations	$(.17)	$.02	$.06	$(.14)	$.44	$.81

Less Distributions:
Dividends from net investment income	$(.15)	$(.32)	$(.36)	$(.39)	$(.41)	$(.42)
Distributions from net realized gains	.00	.00	.00	.00	.00	.00
Total Distributions	$(.15)	$(.32)	$(.36)	$(.39)	$(.41)	$(.42)

NET ASSET VALUE, END OF PERIOD	$8.33	$8.65	$8.95	$9.25	$9.78	$9.75

Total Return	(3.93%)(A)(C)	0.22%(A)	0.66%(A)	(1.44%)(A)	4.62%(A)	8.97%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$16,610	$23,217	$36,173	$53,016	$58,270	$58,294
Ratio of net expenses (after expense assumption) to average net assets	1.50%(B)(C)	1.45%(B)	1.36%(B)	1.30%(B)	1.30%(B)	1.30%(B)
Ratio of net investment income to average net assets	3.56%(C)	3.63%	3.98%	4.11%	4.21%	4.52%
Portfolio turnover rate	0.85%	0.00%	9.19%	6.26%	12.33%	7.05%

(A) Excludes contingent deferred sales charge of 4%.

(B) During the periods indicated above, the Company assumed/waived expenses of $27,717, $72,241, $129,201, $183,595, $193,549, and $195,053, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.77%, 1.70%, 1.65%, 1.63%, 1.63%, and 1.63%, respectively.

(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Item 2)Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3)     Audit Committee Financial Expert.

Item not applicable to semi-annual report.

Item 4)                  Principal Accountant Fees and Services.

Item not applicable to semi-annual report.

Item 5)     Audit Committee of Listed Registrants.

Not applicable

Item 6)                  Schedule of Investments.

The Schedule of Investments is included in Item 1 of Form N-CSR.

Item 7)                  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8)                  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9)                  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10)                  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors in the last fiscal half-year.

Item 11)                  Controls and Procedures.

(a)   Based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12)                  Exhibits.

(a)(1)     The registrant's code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant's annual N-CSR.

(a)(2)              Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed and attached hereto.

(a)(3)     Not Applicable.

(b)              Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Montana Tax-Free Fund

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Montana Tax-Free Fund

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: August 26, 2005

BY: /s/Brent M. Wheeler
BRENT M. WHEELER
TREASURER

Date: August 26, 2005